Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 28, 2023	Oct. 30, 2020	Sep. 05, 2017	Dec. 28, 2015	Sep. 30, 2015	Apr. 14, 2015	Jul. 31, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000192548
Account Value [Line Items]
Line Graph and Table Measure Name						Catalyst Buffered Shield Fund
Account Value						$ 9,425			$ 15,112			$ 15,112		$ 13,324	$ 12,738	$ 14,451	$ 12,173	$ 11,760	$ 11,188	$ 10,251	$ 9,238	$ 9,284
C000192549
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst Buffered Shield Fund
Account Value			$ 10,000						13,832			$ 13,832		12,277	11,827	13,519	11,470	11,172	10,707
C000192550
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst Buffered Shield Fund
Account Value						$ 10,000			16,422			$ 16,422		14,427	13,763	15,573	13,090	12,617	11,974	10,939	9,832	9,860
C000111983
Account Value [Line Items]
Line Graph and Table Measure Name										Catalyst Nasdaq-100 Hedged Equity Fund
Account Value								$ 9,424	14,621	$ 9,424	$ 9,424	14,621	$ 9,424	12,816	10,899	13,296	11,395	11,467	10,763	10,165	8,941	10,776
C000111984
Account Value [Line Items]
Line Graph and Table Measure Name										Catalyst Nasdaq-100 Hedged Equity Fund
Account Value								$ 10,000	14,357	$ 10,000	10,000	14,357	10,000	12,680	10,869	13,349	11,530	11,689	11,065	10,518	9,345	11,355
C000142554
Account Value [Line Items]
Line Graph and Table Measure Name								Catalyst Nasdaq-100 Hedged Equity Fund
Account Value								$ 10,000	15,886	10,000	10,000	15,886	$ 10,000	13,894	11,793	14,334	12,261	12,296	11,521	10,857	9,535	11,473
C000143112
Account Value [Line Items]
Line Graph and Table Measure Name							Catalyst Systematic Alpha Fund
Account Value							$ 9,425		18,263			$ 18,263		16,590	12,413	12,794	9,191	8,711	8,508	9,054	9,409	9,150
C000143113
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst Systematic Alpha Fund
Account Value							10,000		17,940			$ 17,940		16,414	12,368	12,867	9,306	8,882	8,751	9,387	9,831	9,645
C000143114
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst Systematic Alpha Fund
Account Value							$ 10,000		19,770			$ 19,770		17,906	13,367	13,764	9,860	9,319	9,090	9,644	9,994	9,703
C000246757
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Account Value	$ 9,425								$ 10,961			10,961
C000246758
Account Value [Line Items]
Line Graph and Table Measure Name									Catalyst/Aspect Enhanced Multi-Asset Fund
Account Value	10,000								$ 11,580			11,580
C000246756
Account Value [Line Items]
Line Graph and Table Measure Name									Catalyst/Aspect Enhanced Multi-Asset Fund
Account Value	$ 10,000								$ 11,640			11,640
C000158688
Account Value [Line Items]
Line Graph and Table Measure Name					Catalyst/Millburn Dynamic Commodity Strategy Fund
Account Value					$ 9,425				11,361			$ 11,361		10,971	12,387	9,281	10,572	10,630	10,401	10,460	10,273
C000158689
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst/Millburn Dynamic Commodity Strategy Fund
Account Value					10,000				11,297			$ 11,297		10,986	12,499	9,440	10,837	10,969	10,816	10,960	10,840
C000158690
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst/Millburn Dynamic Commodity Strategy Fund
Account Value					$ 10,000				12,317			$ 12,317		11,860	13,368	9,997	11,360	11,381	11,114	11,149	10,920
C000220411
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst/Millburn Hedge Strategy Fund
Account Value		$ 10,000							15,797			$ 15,797		13,810	13,567	13,393
C000163769
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst/Millburn Hedge Strategy Fund
Account Value				$ 9,423					19,517			$ 19,517		16,933	16,513	16,182	11,860	13,102	12,345	11,443	10,743
C000163770
Account Value [Line Items]
Line Graph and Table Measure Name												Catalyst/Millburn Hedge Strategy Fund
Account Value				$ 10,000					19,422			$ 19,422		16,977	16,683	16,470	12,162	13,536	12,850	12,007	11,352
C000163771
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
Account Value								10,000	24,184	10,000	10,000	24,184	$ 10,000	20,927	20,362	19,903	14,551	16,035	15,068	13,939	13,048	10,936
C000130114
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Warrington Strategic Program Fund
Account Value								9,423	9,202	9,423	$ 9,423	9,202	$ 9,423	8,898	8,645	7,911	7,554	7,792	8,000	8,536	10,208	9,595
C000130115
Account Value [Line Items]
Line Graph and Table Measure Name											Catalyst/Warrington Strategic Program Fund
Account Value								10,000	9,063	10,000	$ 10,000	9,063	10,000	8,829	8,638	7,970	7,662	7,959	8,235	8,861	10,679	10,100
C000130116
Account Value [Line Items]
Line Graph and Table Measure Name											Catalyst/Warrington Strategic Program Fund
Account Value								10,000	10,020	$ 10,000	$ 10,000	10,020	10,000	9,660	9,359	8,541	8,132	8,373	8,572	9,129	10,889	10,202
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000			30,854			30,854		24,771	20,713	23,172	16,458	15,309	13,865	12,123	10,282	9,888
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000						25,001			25,001		20,072	16,783	18,777	13,336	12,405	11,235
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000			30,854			30,854		24,771	20,713	23,172	16,458	15,309	13,865	12,123	10,282	9,888
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										NASDAQ- 100 Total Return Index
Account Value								10,000	56,559	$ 10,000	10,000	56,559	10,000	43,250	32,487	40,802	28,265	21,128	19,179	15,220	11,763	11,558
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										NASDAQ- 100 Total Return Index
Account Value								$ 10,000	56,559	$ 10,000	10,000	56,559	10,000	43,250	32,487	40,802	28,265	21,128	19,179	15,220	11,763	11,558
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								NASDAQ- 100 Total Return Index
Account Value								$ 10,000	56,559	10,000	10,000	56,559	$ 10,000	43,250	32,487	40,802	28,265	21,128	19,179	15,220	11,763	11,558
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		33,989			33,989		27,288	22,818	25,527	18,131	16,865	15,274	13,355	11,327	10,892
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		33,989			33,989		27,288	22,818	25,527	18,131	16,865	15,274	13,355	11,327	10,892
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value							$ 10,000		33,989			33,989		27,288	22,818	25,527	18,131	16,865	15,274	13,355	11,327	10,892
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								11,497			11,497
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								11,497			11,497
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000								11,497			11,497
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Account Value					$ 10,000				13,457			13,457		12,816	14,179	11,410	7,836	9,485	10,171	9,475	10,134
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Account Value					$ 10,000				13,457			13,457		12,816	14,179	11,410	7,836	9,485	10,171	9,475	10,134
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Account Value					$ 10,000				13,457			13,457		12,816	14,179	11,410	7,836	9,485	10,171	9,475	10,134
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Account Value		$ 10,000							10,949			10,949		10,384	10,021	10,005
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					30,976			30,976		24,869	20,795	23,265	16,524	15,370	13,920	12,171	10,323
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value				$ 10,000					11,620			11,620		11,021	10,636	10,618	10,608	10,438	10,202	10,065	10,016
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Account Value								10,000	11,626	10,000	10,000	11,626	$ 10,000	11,027	10,641	10,623	10,613	10,443	10,207	10,070	10,021	10,002
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,521	10,000	$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,521	10,000	$ 10,000	33,521	10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,521	$ 10,000	$ 10,000	33,521	10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								10,000	33,521	$ 10,000	10,000	33,521	10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000	33,521	$ 10,000	10,000	33,521	10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000	33,521	10,000	10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
BNP Paribas Catalyst Systematic Alpha Index II
Account Value [Line Items]
Line Graph and Table Measure Name							BNP Paribas Catalyst Systematic Alpha Index II
Account Value							$ 10,000		38,966			38,966		36,303	28,630	29,505	23,666	19,154	17,191	15,723	13,978	11,342
BNP Paribas Catalyst Systematic Alpha Index II
Account Value [Line Items]
Line Graph and Table Measure Name							BNP Paribas Catalyst Systematic Alpha Index II
Account Value							$ 10,000		38,966			38,966		36,303	28,630	29,505	23,666	19,154	17,191	15,723	13,978	11,342
BNP Paribas Catalyst Systematic Alpha Index II
Account Value [Line Items]
Line Graph and Table Measure Name							BNP Paribas Catalyst Systematic Alpha Index II
Account Value							$ 10,000		38,966			38,966		36,303	28,630	29,505	23,666	19,154	17,191	15,723	13,978	11,342
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,000								10,270			10,270
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,000								10,270			10,270
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,000								10,270			10,270
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000				33,352			33,352		26,776	22,389	25,049	17,791	16,549	14,988	13,104	11,115
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000				33,352			33,352		26,776	22,389	25,049	17,791	16,549	14,988	13,104	11,115
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000				33,352			33,352		26,776	22,389	25,049	17,791	16,549	14,988	13,104	11,115
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000							17,680			17,680		14,194	11,869	13,278
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Account Value				$ 10,000					11,620			11,620		11,021	10,636	10,618	10,608	10,438	10,202	10,065	10,016
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000					30,976			30,976		24,869	20,795	23,265	16,524	15,370	13,920	12,171	10,323
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value								$ 10,000	$ 33,521	$ 10,000	$ 10,000	$ 33,521	$ 10,000	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742